Fair Value of Financial Assets and Liabilities - Schedule of Classifies Assets and Liabilities Measured at Fair Value on a Non-recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 28,905,337	$ 26,253,170
LIABILITIES
Financial liabilities	30,181,177	29,867,341
Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	7,576,095	6,197,406
Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	424,358	154,232
Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	466,006	638,851
Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	10,009,988	11,574,924
Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,915,814	3,794,375
Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,639,917	7,330,126
Lease obligations [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	106,564	164,304
Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	42,435	13,123
Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,473,392	3,089,072
Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	606,178	105,580
Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	24,119,631	22,767,597
Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	24,119,631	22,767,597
Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	187,086	110,608
Fair Value [Member]
ASSETS
Financial assets	6,974,100	8,536,412
LIABILITIES
Financial liabilities	2,925,587	3,673,591
Fair Value [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	28,905,337	26,253,170
LIABILITIES
Financial liabilities	30,181,177	29,867,341
Fair Value [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	7,576,095	6,197,406
Fair Value [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	424,358	154,232
Fair Value [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	466,006	638,851
Fair Value [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	10,009,988	11,574,924
Fair Value [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,915,814	3,794,375
Fair Value [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,639,917	7,330,126
Fair Value [Member] | Lease obligations [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	106,564	164,304
Fair Value [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	42,435	13,123
Fair Value [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,473,392	3,089,072
Fair Value [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	438,496	173,192
Fair Value [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	606,178	22,767,597
Fair Value [Member] | Loans and receivables from banks, net [member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	80,554	7,121
Fair Value [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		105,580
Fair Value [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	24,119,631
Fair Value [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	187,086	110,608
Level 1 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	4,785,706	3,485,573
LIABILITIES
Financial liabilities	13,424,708	10,797,987
Level 1 [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	7,576,095	6,197,406
Level 1 [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	424,358	154,232
Level 1 [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	466,006	638,851
Level 1 [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,915,814	3,794,375
Level 1 [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	42,435	13,123
Level 1 [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,473,392	3,089,072
Level 1 [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	438,496	173,192
Level 1 [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	606,178
Level 1 [Member] | Loans and receivables from banks, net [member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	80,554	7,121
Level 1 [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		105,580
Level 1 [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	187,086	110,608
Level 2 [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	16,756,469	19,069,354
Level 2 [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	10,009,988	11,574,924
Level 2 [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,639,917	7,330,126
Level 2 [Member] | Lease obligations [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	106,564	164,304
Level 3 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	24,119,631	22,767,597
Level 3 [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		$ 22,767,597
Level 3 [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 24,119,631